Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
January 31, 2026
SEA-NPRT1-0426
1.813038.121
Common Stocks - 90.2%
	Shares	Value ($)
CHINA - 35.6%
Communication Services - 7.1%
Interactive Media & Services - 7.1%
Tencent Holdings Ltd	1,581,444	121,552,645
Consumer Discretionary - 6.7%
Automobile Components - 0.5%
Hesai Group ADR (b)(f)	386,700	9,230,529
Broadline Retail - 4.8%
Alibaba Group Holding Ltd	2,538,968	54,012,956
Alibaba Group Holding Ltd ADR	61,400	10,410,984
PDD Holdings Inc Class A ADR (b)	171,772	17,357,561
		81,781,501
Textiles, Apparel & Luxury Goods - 1.4%
Laopu Gold Co Ltd H Shares	231,800	23,084,753
TOTAL CONSUMER DISCRETIONARY		114,096,783
Consumer Staples - 0.8%
Beverages - 0.8%
Eastroc Beverage Group Co Ltd A Shares (China)	397,400	14,299,369
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
PetroChina Co Ltd H Shares	13,720,000	16,297,999
Financials - 4.3%
Insurance - 4.3%
People's Insurance Co Group of China Ltd/The H Shares	30,947,021	26,937,666
Ping An Insurance Group Co of China Ltd H Shares	4,914,405	45,582,834
TOTAL FINANCIALS		72,520,500
Health Care - 4.1%
Health Care Equipment & Supplies - 3.0%
AK Medical Holdings Ltd (d)(e)	17,160,127	12,828,195
APT Medical Inc A Shares (China)	211,400	7,055,029
Peijia Medical Ltd (b)(d)(e)	7,752,779	6,549,883
Shanghai Conant Optical Co Ltd H Shares	1,115,100	8,928,394
Zylox-Tonbridge Medical Technology Co Ltd H Shares (d)(e)	5,084,278	16,049,244
		51,410,745
Life Sciences Tools & Services - 1.1%
WuXi XDC Cayman Inc (b)	2,239,459	18,002,589
TOTAL HEALTH CARE		69,413,334
Industrials - 4.9%
Air Freight & Logistics - 1.1%
J&T Global Express Ltd B Shares (b)	15,154,101	19,728,013
Electrical Equipment - 2.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	358,700	18,059,482
Sieyuan Electric Co Ltd A Shares (China)	531,600	14,131,647
Sungrow Power Supply Co Ltd A Shares (China)	288,060	6,256,994
		38,448,123
Machinery - 1.5%
Weichai Power Co Ltd H Shares	2,861,000	9,748,956
Yangzijiang Shipbuildling (Holdings) Ltd	5,946,900	15,614,060
		25,363,016
TOTAL INDUSTRIALS		83,539,152
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	461,700	23,109,075
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	381,200	14,792,869
GCL Technology Holdings Ltd (b)(f)	84,521,000	11,684,781
Piotech Inc A Shares (China)	342,800	17,394,077
TOTAL INFORMATION TECHNOLOGY		66,980,802
Materials - 2.8%
Metals & Mining - 2.8%
MMG Ltd (b)	12,768,000	16,817,849
Zijin Mining Group Co Ltd A Shares (China)	5,317,000	30,700,814
TOTAL MATERIALS		47,518,663
TOTAL CHINA		606,219,247
HONG KONG - 3.4%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	8,029,015	298,052
Financials - 3.4%
Capital Markets - 1.2%
Hong Kong Exchanges & Clearing Ltd	359,400	19,814,122
Insurance - 2.2%
AIA Group Ltd	3,212,292	37,061,763
TOTAL FINANCIALS		56,875,885
TOTAL HONG KONG		57,173,937
INDIA - 9.1%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Bharti Airtel Ltd	1,066,500	22,898,102
Consumer Discretionary - 2.3%
Automobiles - 1.2%
Mahindra & Mahindra Ltd	525,900	19,682,680
Broadline Retail - 0.0%
Meesho (g)	450,976	856,517
Hotels, Restaurants & Leisure - 1.1%
Eternal Ltd (b)	6,208,561	18,525,337
TOTAL CONSUMER DISCRETIONARY		39,064,534
Financials - 5.5%
Banks - 1.5%
HDFC Bank Ltd	2,496,250	25,297,624
Capital Markets - 1.3%
360 ONE WAM Ltd	1,452,141	17,963,700
HDFC Asset Management Co Ltd (d)(e)	169,768	4,657,724
		22,621,424
Consumer Finance - 2.7%
Bajaj Finance Ltd	1,974,161	20,019,561
Shriram Finance Ltd	2,292,405	25,500,612
		45,520,173
TOTAL FINANCIALS		93,439,221
TOTAL INDIA		155,401,857
INDONESIA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank Rakyat Indonesia Persero Tbk PT	76,127,700	17,281,291
Bank Syariah Indonesia Tbk PT	94,928,541	12,737,930

TOTAL INDONESIA		30,019,221
KOREA (SOUTH) - 13.7%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Kakao Corp	561,539	23,766,307
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Kia Corp	259,740	27,321,641
Industrials - 6.6%
Aerospace & Defense - 2.3%
Hanwha Aerospace Co Ltd	20,250	18,146,037
Korea Aerospace Industries Ltd	182,139	21,130,047
		39,276,084
Electrical Equipment - 0.6%
LS Electric Co Ltd (b)	24,400	9,519,621
Industrial Conglomerates - 3.7%
SK Square Co Ltd (b)	162,443	63,824,771
TOTAL INDUSTRIALS		112,620,476
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	50,228	31,471,916
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd	347,005	38,390,536
TOTAL INFORMATION TECHNOLOGY		69,862,452
TOTAL KOREA (SOUTH)		233,570,876
PHILIPPINES - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
International Container Terminal Services Inc	1,761,000	19,187,271
SINGAPORE - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Sea Ltd Class A ADR (b)	217,088	25,288,581
SOUTH AFRICA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	117,500	7,193,968
TAIWAN - 23.3%
Information Technology - 23.3%
Electronic Equipment, Instruments & Components - 5.5%
All Ring Tech Co Ltd	696,000	8,378,901
Chroma ATE Inc	453,000	14,064,312
Delta Electronics Inc	470,000	18,165,690
Elite Material Co Ltd	270,000	14,926,342
Unimicron Technology Corp	3,149,537	37,766,506
		93,301,751
Semiconductors & Semiconductor Equipment - 17.8%
Grand Process Technology Corp	148,000	7,830,192
MediaTek Inc	747,000	41,651,196
Taiwan Semiconductor Manufacturing Co Ltd	4,603,892	253,810,333
		303,291,721
TOTAL TAIWAN		396,593,472
UNITED STATES - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp (a)(b)(c)	11,000	4,631,000
TOTAL COMMON STOCKS (Cost $1,057,616,043)		1,535,279,430

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Bytedance Ltd Series E1 (a)(b)(c)	23,366	5,999,921
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	111,500	887,540
TOTAL CHINA		6,887,461
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,143,961)		6,887,461

Non-Convertible Preferred Stocks - 3.5%
	Shares	Value ($)
KOREA (SOUTH) - 3.5%
Information Technology - 3.5%
Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co Ltd (Cost $36,663,450)	731,972	59,234,670

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	102,903,052	102,923,632
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	8,175,977	8,176,794
TOTAL MONEY MARKET FUNDS (Cost $111,100,426)			111,100,426

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,209,523,880)	1,712,501,987
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(10,409,738)
NET ASSETS - 100.0%	1,702,092,249

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,518,461 or 0.7% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $40,085,046 or 2.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,085,046 or 2.4% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $856,517 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,265,277.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	2,560,310

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,583,651

Space Exploration Technologies Corp	2/16/2021	461,989

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,503,144	251,257,032	235,831,189	937,023	(5,355)	-	102,923,632	102,903,052	0.2%
Fidelity Securities Lending Cash Central Fund	21,426,138	9,341,538	22,590,887	14,626	5	-	8,176,794	8,175,977	0.0%
Total	108,929,282	260,598,570	258,422,076	951,649	(5,350)	-	111,100,426

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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